Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Trade and Other Receivables
Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of
(in € thousands)	2023/12/31	2024/12/31
Trade receivables, net	18,526	2,140
Research tax credit	12,200	3,392
VAT receivables	1,476	1,043
Grants receivables	7	8
Other receivables	498	981
TOTAL	32,707	7,564
Of which : Current	32,707	7,564
Of which : Non-current	—	—